Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Assets		Liabilities		Financial result, net		Sales (purchases), net
	06/30/2024	12/31/2023	06/30/2024	12/31/2023	06/30/2024	06/30/2023	06/30/2024	06/30/2023
Transactions with majority shareholders
Suzano Holding S.A. (1)	6	24		(363,520)			22	22
Controller (1)				(193,883)
Management and related persons (1)				(31,748)
Alden Fundo de Investimento em Ações (1)				(30,428)
	6	24		(619,579)			22	22

Transactions with companies of the Suzano Group and other related parties
Management (expect compensation – Note 11.2)	91	61					290	(810)
Bexma Participações Ltda							3	4
Naman Capital Ltda	2						4	3
Civelec Participações Ltda	3,860	4,575			28			4,825
Fundação Arymax	2						3	1
Ibema Companhia Brasileira de Papel (2)	73,977	45,659	(5,802)	(1,023)			87,768	108,105
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	2	(8)				(2,837)	(3,959)
IPLF Holding S.A.							2	2
Mabex Representações e Participações Ltda.							(629)
Nemonorte Imóveis e Participações Ltda							(74)	(88)
Woodspin Oy	334				19		427
	78,267	50,297	(5,810)	(1,023)	47		84,957	108,083
	78,273	50,321	(5,810)	(620,602)	47		84,979	108,105

Assets
Trade accounts receivable (Note 7)	74,292	45,650
Other assets	3,981	4,671
Liabilities
Trade accounts payable (Note 17)			(5,810)	(1,023)
Dividends and interest on own capital payable				(619,579)
	78,273	50,321	(5,810)	(620,602)
(1)Refers to dividends and interest on own capital payable.
(2)Refers mainly to the sale of pulp.

Disclosure of information about key management personnel [text block]

	06/30/2024	06/30/2023
Short-term benefits
Salary or compensation	27,234	23,822
Direct and indirect benefits	1,209	1,194
Bonus	6,962	4,724
	35,405	29,740
Long-term benefits
Share-based compensation plan	29,261	12,407
	29,261	12,407
	64,666	42,147